Shareholder Fees - FidelitySustainabilityBondIndexFund-PRO	Oct. 30, 2023 USD ($)
FidelitySustainabilityBondIndexFund-PRO | Fidelity Sustainability Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none